CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Revenue, net from related party	$ 0	$ 4,950,759	$ 0	$ 23,420,657	$ 23,350,919	$ 50,195,342
Revenue, net from third parties	27,549,479	13,865,600	48,899,637	13,901,957	38,689,670	2,361,908
Revenue, net	27,549,479	18,816,359	48,899,637	37,322,614	62,040,589	52,557,250
Cost of goods sold	20,334,639	15,083,841	36,832,253	29,799,077	46,636,992	39,912,094
Gross Profit	7,214,840	3,732,518	12,067,384	7,523,537	15,403,597	12,645,156
Selling, general and administrative expenses	1,458,097	1,000,428	2,875,653	1,946,111	4,705,498	3,570,172
Total Operating Expenses	1,458,097	1,000,428	2,875,653	1,946,111	4,705,498	3,570,172
Income from Operations	5,756,743	2,732,090	9,191,731	5,577,426	10,698,099	9,074,984
Other Expense:
Other expense, net	4,612	5,960	10,928	24,431	50,318	65,372
Total other expense, net	4,612	5,960	10,928	24,431	50,318	65,372
Net Income	5,752,131	2,726,130	9,180,803	5,552,995	10,647,781	9,009,612
Net loss attributable to noncontrolling interest	1	8,466	2,819	23,087	44,608	66,197
Net income attributable to Jerash Holdings (US), Inc.'s Common Shareholders	5,752,132	2,734,596	9,183,622	5,576,082	10,692,389	9,075,809
Net Income	5,752,131	2,726,130	9,180,803	5,552,995	10,647,781	9,009,612
Other Comprehensive Income (Loss):
Foreign currency translation gain (loss)	45,860	(10,260)	23,544	(38,643)	(39,978)	34,476
Total Comprehensive Income	5,797,991	2,715,870	9,204,347	5,514,352	10,607,803	9,044,088
Comprehensive (income) loss attributable to noncontrolling interest	(467)	8,639	2,620	23,900	45,505	65,524
Comprehensive Income Attributable to Jerash Holdings (US), Inc.'s Common Shareholders	$ 5,797,524	$ 2,724,509	$ 9,206,967	$ 5,538,252	$ 10,653,308	$ 9,109,612
Earnings Per Share Attributable to Common Shareholders:
Basic and diluted	$ 0.60	$ 0.31	$ 0.96	$ 0.63	$ 1.22	$ 1.03
Diluted			$ 0.95	$ 0.63
Weighted Average Number of Shares
Basic and diluted	9,577,172	8,787,500	9,577,172	8,787,500	8,787,500	8,787,500